UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21309
                                      ------------------------------------------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

                             Robert White, Treasurer

             Advent Claymore Convertible Securities and Income Fund

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     ---------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)


     NUMBER OF SHARES                                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------------------------

                               LONG-TERM INVESTMENTS -- 142.9%
                               CONVERTIBLE PREFERRED STOCKS -- 62.7%
                               AEROSPACE AND DEFENSE -- 1.3%
               52,500          Northrop Grumman Corp., Ser. B, 7.00%, 2021                                          $   7,617,750
                                                                                                                ------------------

                               AIRLINES -- 2.1%
              374,800          Continental Airlines Finance Trust II, 6.00%, 2030                                      12,368,400
                                                                                                                ------------------

                               ALUMINUM, STEEL AND OTHER METALS -- 4.8%
                3,500          Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%                                      6,867,875
               70,000          Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                                        9,296,000
              200,000          Vale Capital Ltd., Ser RIO,  5.50%, 2010 (Brazil) (a)                                   12,100,000
                                                                                                                ------------------
                                                                                                                       28,263,875
                                                                                                                ------------------
                               AUTOMOTIVE -- 1.1%
              200,000          Ford Motor Co. Capital Trust II, 6.50%, 2032                                             6,784,000
                                                                                                                ------------------

                               BANKING AND FINANCE -- 3.7%
                1,750          Bank of America Corp., Ser. L, 7.25%, 2049                                               1,963,500
              402,200          New York Community Capital Trust V, 6.00%, 2051                                         19,908,900
                                                                                                                ------------------
                                                                                                                       21,872,400
                                                                                                                ------------------
                               CHEMICALS -- 3.4%
              400,000          Huntsman Corp., 5.00%, 2008                                                             20,150,000
                                                                                                                ------------------

                               COMMUNICATIONS EQUIPMENT -- 2.7%
               19,900          Lucent Technologies Capital Trust I, 7.75%, 2017                                        16,039,400
                                                                                                                ------------------

                               ELECTRONIC EQUIPMENT AND COMPONENTS-- 1.6%
              445,820          Wachovia Bank NA, Ser. INTC, 8.00%, 2008 (a)(b)                                          9,540,682
                                                                                                                ------------------

                               FINANCIAL SERVICES -- 9.2%
               60,000          AMG Capital Trust II, 5.15%, 2037 (b)                                                    2,415,000
               65,000          Affiliated Managers Group, Inc., 5.10%, 2036                                             3,038,750
              250,000          Affiliated Managers Group, Inc., 5.10%, 2036 (b)                                        11,687,500
              667,900          CIT Group, Inc., 7.75%, 2010                                                            13,999,184
               61,000          Citigroup, Inc., Ser. T, 6.50%, 2015                                                     3,297,050
                  199          Fannie Mae, 5.375%, 2008 (c)                                                            16,484,689
              100,000          Lazard Ltd., 6.625%, 2008 (Bermuda)                                                      3,349,000
                                                                                                                ------------------
                                                                                                                       54,271,173
                                                                                                                ------------------
                               HEALTH CARE PRODUCTS AND SERVICES -- 1.9%
                7,000          HealthSouth Corp, 6.50% (b)                                                              5,531,750
              108,865          Lehman Brothers Holdings, Inc., Ser. UNH, 3.00%, 2008 (a)                                5,567,356
                                                                                                                ------------------
                                                                                                                       11,099,106
                                                                                                                ------------------
                               INSURANCE -- 9.0%
               12,000          Alleghany Corp., 5.75%, 2009                                                             4,150,500
               50,000          Aspen Insurance Holdings, Ltd., Ser. AHL, 5.625% (Bermuda)                               2,650,000
              136,000          Citigroup Funding, Inc., Ser. GNW, 4.583%, 2008 (a)(d)                                   3,238,160
              410,000          IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)                                               10,096,250
              437,003          MetLife, Inc., Ser. B, 6.375%, 2008 (e)                                                 12,729,897
              100,000          Platinum Underwriters Holdings, Ltd., 6.00%, 2009 (Bermuda)                              3,084,000
               70,000          Reinsurance Group of America, Equity Security Unit, 5.75%, 2051                          5,153,750
              700,000          XL Capital Ltd., 7.00%, 2009 (Cayman Islands) (e)                                       11,998,000
                                                                                                                ------------------
                                                                                                                       53,100,557
                                                                                                                ------------------
                               METALS AND MINING -- 1.4%
               50,000          Hecla Mining Co., 6.50%, 2011                                                            4,904,500
               31,500          Royal Gold, Inc., 7.25%, 2010                                                            3,304,350
                                                                                                                ------------------
                                                                                                                        8,208,850
                                                                                                                ------------------
                               OFFICE SUPPLIES-- 1.2%
              136,379          Avery Dennison Corp., 7.875%, 2010                                                       6,843,498
                                                                                                                ------------------

                               OIL AND GAS -- 3.3%
               49,375          Chesapeake Energy Corp., 4.50%, 2049                                                     5,172,031
               32,000          Chesapeake Energy Corp., 5.00%, 2049                                                     3,577,696
               99,703          McMoRan Exploration Co., 6.75%, 2010                                                    10,868,624
                                                                                                                ------------------
                                                                                                                       19,618,351
                                                                                                                ------------------


                               OIL SERVICES -- 2.6%
              150,000          Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008 (a)                                      15,289,500
                                                                                                                ------------------

                               PHARMACEUTICALS -- 4.3%
               10,000          Mylan, Inc., 6.50%, 2010                                                                10,572,500
               78,291          Schering-Plough Corp., 6.00%, 2010                                                      14,999,773
                                                                                                                ------------------
                                                                                                                       25,572,273
                                                                                                                ------------------
                               REAL ESTATE INVESTMENT TRUSTS -- 1.5%
              450,000          HRPT Properties Trust, Ser. D, 6.50%, 2049                                               8,757,000
                                                                                                                ------------------

                               TELECOMMUNICATIONS -- 0.7%
               78,095          Crown Castle International Corp., 6.25%, 2012                                            4,412,367
                                                                                                                ------------------

                               TRANSPORTATION -- 2.3%
              160,000          Bristow Group, Inc. 5.50%, 2009                                                         10,384,000
                2,500          Kansas City Southern, 5.125%, 2049                                                       3,435,313
                                                                                                                ------------------
                                                                                                                       13,819,313
                                                                                                                ------------------
                               UTILITIES - GAS AND ELECTRIC -- 4.6%
               83,082          AES Trust VII, 6.00%, 2008                                                               4,154,100
              250,660          Entergy Corp., 7.625%, 2009                                                             16,042,240
               20,000          NRG Energy, Inc., 5.75%, 2009                                                            6,765,000
                                                                                                                ------------------
                                                                                                                       26,961,340
                                                                                                                ------------------
                               TOTAL CONVERTIBLE PREFERRED STOCKS - 62.7%
                               (Cost $365,196,316)                                                                    370,589,835
                                                                                                                ------------------

                               PREFERRED STOCKS -- 1.4%
                               FINANCIAL SERVICES -- 1.4%
              300,000          Freddie Mac, Ser. Z, 8.375%
                               (Cost $7,734,694)                                                                        8,055,000
                                                                                                                ------------------

 PRINCIPAL AMOUNT                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                               CONVERTIBLE BONDS -- 61.2%
                               ADVERTISING -- 0.7%
          $ 4,000,000          Elf Special Financing Ltd., B
                               5.341%, 6/15/09 (Cayman Islands) (b)(d)                                                  4,006,000
                                                                                                                ------------------

                               AUTOMOTIVE -- 3.3%
           15,000,000          General Motors Corp., Ser. B, B-
                               5.25%, 3/06/32, Convertible Senior Debentures                                           11,964,000
            7,500,000          General Motors Corp., Ser. D, B-
                               1.50%, 6/01/09, Convertible Senior Debentures                                            7,575,000
                                                                                                                ------------------
                                                                                                                       19,539,000
                                                                                                                ------------------
                               BANKING AND FINANCE -- 2.0%
            7,000,000          PrivateBancorp, Inc., NR
                               3.625%, 3/15/27, Senior Convertible Notes                                                6,895,000
            5,000,000          U.S. Bancorp, AA
                               3.115%, 2/06/37, Unsecured Convertible Debentures (d)                                    5,002,000
                                                                                                                ------------------
                                                                                                                       11,897,000
                                                                                                                ------------------
                               BIOTECHNOLOGY -- 1.0%
            5,000,000          Genzyme Corp., BBB+
                               1.25%, 12/01/23, Senior Unsecured Convertible Notes (c)                                  5,943,750
                                                                                                                ------------------

                               COMMERCIAL SERVICES -- 1.0%
            3,000,000          Quanta Services, Inc., B+
                               4.50%, 10/01/23, Subordinated Convertible Debentures                                     6,007,500
                                                                                                                ------------------

                               COMMUNICATIONS EQUIPMENT-- 1.3%
            9,148,066          Liberty Media Corp. (MOT), BB+
                               3.50%, 1/15/31, Convertible Notes                                                        7,707,246
                                                                                                                ------------------

                               COMPUTER SERVICES -- 1.5%
            9,000,000          Electronic Data Systems Corp., BBB-
                               3.875%, 7/15/23, Senior Convertible Notes                                                8,988,750
                                                                                                                ------------------

                               COMPUTERS - SOFTWARE AND PERIPHERALS -- 4.5%
           12,000,000          Novell, Inc., NR
                               0.50%, 7/15/24, Senior Convertible Debentures                                           11,280,000
           15,000,000          Red Hat, Inc., B+
                               0.50%, 1/15/24, Senior Unsecured Convertible Debentures                                 15,150,000
                                                                                                                ------------------
                                                                                                                       26,430,000
                                                                                                                ------------------

                               DIVERSIFIED METALS AND MINING  -- 2.9%
           14,250,000          Peabody Energy Corp., B
                               4.75%, 12/15/41, Senior Unsecured Convertible Debentures                                16,921,875
                                                                                                                ------------------

                               ELECTRONIC EQUIPMENT AND COMPONENTS -- 5.8%
            8,000,000          Fairchild Semiconductor International, Inc., B
                               5.00%, 11/01/08, Company Guarantee Notes                                                 8,010,000
           10,000,000          Intel Corp., A-
                               2.95%, 12/15/35, Subordinated Convertible Debentures                                    10,000,000
            6,330,000          LSI Corp., B+
                               4.00%, 5/15/10, Subordinated Convertible Notes                                           6,084,712
           10,000,000          Vishay Intertechnology, Inc., B+
                               3.625%, 8/01/23, Subordinated Convertible Notes                                         10,012,500
                                                                                                                ------------------
                                                                                                                       34,107,212
                                                                                                                ------------------
                               FINANCIAL SERVICES -- 0.5%
            5,743,000          CompuCredit Corp., NR
                               3.625%, 5/30/25, Senior Convertible Notes                                                3,151,471
                                                                                                                ------------------

                               HEALTH CARE PRODUCTS AND SERVICES -- 9.3%
           12,500,000          Allergan, Inc., A
                               1.50%, 4/01/26, Senior Notes                                                            15,203,125
           13,000,000          Gilead Sciences, Inc., NR
                               0.50%, 5/01/11, Senior Convertible Notes                                                17,257,500
                               Medtronic, Inc., AA-
            3,000,000          1.50%, 4/15/11, Senior Unsecured Convertible Notes                                       3,165,000
           12,000,000          1.625%, 4/15/13, Senior Unsecured Convertible  Notes                                    12,645,000
           10,000,000          Omnicare, Inc., B+
                               3.25%, 12/15/35, Senior Convertible Notes                                                7,037,500
                                                                                                                ------------------
                                                                                                                       55,308,125
                                                                                                                ------------------
                               INSURANCE -- 0.8%
            5,000,000          Prudential Financial, Inc., A+
                               2.733%, 12/12/36, Senior Convertible Notes (d)                                           4,916,000
                                                                                                                ------------------

                               INTERNET -- 0.9%
            5,000,000          Amazon.com, Inc., B+
                               4.75%, 2/01/09, Subordinated Convertible Notes                                           5,637,500
                                                                                                                ------------------

                               LEISURE AND ENTERTAINMENT -- 4.8%
                               Carnival Corp., A-
            3,000,000          2.00%, 4/15/21, Senior Unsecured Convertible Debentures (Panama)                         3,510,000
            5,000,000          1.132%, 4/29/33, Senior Unsecured Convertible Debentures (Panama) (f)                    3,281,250
           21,000,000          International Game Technology, BBB
                               2.60%, 12/15/36, Senior Unsecured Convertible Notes (c)                                 21,420,000
                                                                                                                ------------------
                                                                                                                       28,211,250
                                                                                                                ------------------
                               OIL AND GAS-- 1.6%
            8,000,000          Chesapeake Energy Corp., BB
                               2.75%, 11/15/35, Senior Convertible Notes                                                9,190,000
                                                                                                                ------------------

                               PHARMACEUTICALS -- 8.2%
           10,000,000          Cubist Pharmaceuticals, Inc., NR
                               2.25%, 6/15/13, Subordinated Convertible Notes (e)                                       9,037,500
            4,000,000          Invitrogen Corp., NR
                               3.25%, 6/15/25, Senior Convertible Notes                                                 4,480,000
           12,000,000          Teva Pharmaceutical Finance Co. BV, Ser. D, BBB
                               1.75%, 2/01/26, Company Guarantee Notes (Israel)                                        13,860,000
           22,000,000          Watson Pharmaceuticals, Inc., BB+
                               1.75%, 3/15/23, Senior Convertible Debentures                                           20,982,500
                                                                                                                ------------------
                                                                                                                       48,360,000
                                                                                                                ------------------
                               PHOTO EQUIPMENT & SUPPLIES -- 3.5%
           21,000,000          Eastman Kodak Co., B
                               3.375%, 10/15/33, Senior Unsecured Convertible Notes                                    20,790,000
                                                                                                                ------------------

                               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
            3,000,000          iStar Financial, Inc., BBB
                               5.229%, 10/01/12, Senior Convertible Notes (c)(d)                                        2,650,800
                                                                                                                ------------------

                               TELECOMMUNICATIONS -- 4.2%
            5,000,000          Amdocs Ltd., BBB-
                               0.50%, 3/15/24, Convertible Notes (Guernsey)                                             5,056,250
                               Level 3 Communications, Inc., CCC


            4,000,000          6.00%, 9/15/09, Subordinated Convertible Notes                                           3,740,000
            2,000,000          6.00%, 3/15/10, Subordinated Convertible Notes (c)                                       1,760,000
                               NII Holdings, Inc., NR
           10,000,000          3.125%, 6/15/12, Senior Unsecured Convertible Notes (b)                                  8,637,500
            6,500,000          3.125%, 6/15/12, Senior Unsecured Convertible Notes                                      5,614,375
                                                                                                                ------------------
                                                                                                                       24,808,125
                                                                                                                ------------------
                               TRANSPORTATION -- 0.9%
            2,000,000          Excel Maritime Carriers Ltd., NR
                               1.875%, 10/15/27, Senior Unsecured Convertible Notes (Liberia) (b)                       1,587,500
            3,789,000          YRC Worldwide, Inc., BB+
                               5.00%, 8/08/23, Senior Unsecured Convertible Notes                                       3,575,869
                                                                                                                ------------------
                                                                                                                        5,163,369
                                                                                                                ------------------
                               UTILITIES--GAS AND ELECTRIC -- 0.8%
            5,000,000          Nabors Industries, Inc., A-
                               0.94%, 5/15/11, Senior Company Unsecured Notes                                           4,818,750
                                                                                                                ------------------

                               WASTE MANAGEMENT -- 1.3%
            8,400,000          Allied Waste Industries, Inc., B+
                               4.25%, 4/15/34, Convertible Notes                                                        7,654,500
                                                                                                                ------------------

                               TOTAL CONVERTIBLE BONDS - 61.2%
                               (Cost $351,122,104)                                                                    362,208,223
                                                                                                                ------------------

                               CORPORATE BONDS -- 15.0%
                               AUTO PARTS AND EQUIPMENT -- 0.4%
            2,500,000          Tenneco, Inc., B+
                               8.125%, 11/15/15, Senior Unsecured Notes (b)                                             2,500,000
                                                                                                                ------------------

                               BUILDING PRODUCTS -- 0.6%
            4,175,000          U.S. Concrete, Inc., B-
                               8.375%, 4/01/14, Senior Subordinated Notes (c)                                           3,486,125
                                                                                                                ------------------

                               COMMUNICATIONS EQUIPMENT -- 0.8%
            5,166,000          Superior Essex Communications LLC/Essex Group, Inc., B+
                               9.00%, 4/15/12, Senior Notes                                                             4,881,870
                                                                                                                ------------------

                               COMMUNICATIONS, MEDIA AND ENTERTAINMENT -- 1.8%
            2,000,000          Cablevision Systems Corp., B+
                               8.00%, 4/15/12, Senior Notes                                                             1,925,000
            2,900,000          EchoStar DBS Corp., BB-
                               6.625%, 10/01/14, Company Guarantee Notes                                                2,838,375
            3,000,000          Mediacom LLC, B-
                               9.50%, 1/15/13, Senior Unsecured Notes (c)                                               2,692,500
            3,000,000          Rainbow National Services LLC, B+
                               8.75%, 9/01/12, Senior Notes (b)                                                         3,048,750
                                                                                                                ------------------
                                                                                                                       10,504,625
                                                                                                                ------------------
                               COMPUTERS - SOFTWARE AND PERIPHERALS -- 1.0%
            6,000,000          SunGard Data Systems, Inc., B-
                               10.25%, 8/15/15, Senior Subordinated Notes (c)                                           6,030,000
                                                                                                                ------------------

                               ELECTRONIC EQUIPMENT AND COMPONENTS -- 1.6%
            7,684,000          Freescale Semiconductor, Inc., B-
                               8.875%, 12/15/14, Company Guarantee Notes (c)                                            6,281,670
            4,000,000          Spansion, LLC, B
                               11.25%, 1/15/16, Senior Notes (b)(c)                                                     2,820,000
                                                                                                                ------------------
                                                                                                                        9,101,670
                                                                                                                ------------------
                               HEALTH CARE PRODUCTS AND SERVICES -- 1.7%
            6,000,000          Bausch & Lomb, Inc., B-
                               9.875%, 11/01/15, Senior Notes (b)(c)                                                    6,105,000
            4,000,000          Hanger Orthopedic Group, Inc., CCC+
                               10.25%, 6/01/14, Senior Notes                                                            4,100,000
                                                                                                                ------------------
                                                                                                                       10,205,000
                                                                                                                ------------------
                               LEISURE AND ENTERTAINMENT -- 0.7%
            4,500,000          Travelport LLC, CCC+
                               9.875%, 9/01/14, Senior Notes                                                            4,342,500
                                                                                                                ------------------

                               OFFICE EQUIPMENT -- 0.6%
            3,500,000          Xerox Capital Trust I, BB
                               8.00%, 2/01/27, Company Guarantee Notes                                                  3,514,556
                                                                                                                ------------------


                               OIL AND GAS -- 0.6%
            3,000,000          Williams Cos., Inc., BB+
                               8.125%, 3/15/12, Senior Notes                                                            3,292,500
                                                                                                                ------------------

                               PUBLISHING -- 0.5%
            2,940,000          Dex Media West, B
                               9.875%, 8/15/13, Senior Subordinated Notes                                               3,006,150
                                                                                                                ------------------

                               RETAIL - SPECIALTY STORES -- 0.7%
            5,000,000          Simmons Bedding Co., CCC+
                               7.875%, 1/15/14, Senior Subordinated Notes                                               4,200,000
                                                                                                                ------------------

                               TELECOMMUNICATIONS -- 3.5%
            3,000,000          Alamosa Delaware, Inc., BBB-
                               8.50%, 1/31/12, Senior Notes                                                             3,048,126
            2,500,000          Broadview Networks Holdings, Inc., CCC+
                               11.375%, 9/01/12, Senior Secured Notes                                                   2,487,500
            7,673,000          Centennial Cellular Co., CCC+
                               10.125%, 6/15/13, Company Guarantee Notes                                                7,884,008
            5,000,000          Level 3 Financing, Inc., CCC+
                               12.25%, 3/15/13, Senior Unsubordinated Notes (c)                                         4,881,250
            2,240,000          PanAmSat Corp., B-
                               9.00%, 8/15/14, Company Guarantee Notes                                                  2,234,400
                                                                                                                ------------------
                                                                                                                       20,535,284
                                                                                                                ------------------
                               UTILITIES- GAS AND ELECTRIC-- 0.5%
            3,000,000          Texas Competitive Electric Holdings Co., LLC, CCC
                               10.25%, 11/01/15, Company Guarantee Notes (b)                                            2,962,500
                                                                                                                ------------------

                               TOTAL CORPORATE BONDS - 15.0%
                               (Cost $92,786,315)                                                                      88,562,780
                                                                                                                ------------------


 NUMBER OF SHARES                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                               COMMON STOCKS -- 2.0%
                               OIL AND GAS -- 2.0%
              329,938          Crescent Point Energy Trust (Canada)                                                     8,017,735
              164,968          Harvest Energy Trust (Canada)                                                            3,697,954
                               (Cost $8,765,996)                                                                ------------------
                                                                                                                       11,715,689
                                                                                                                ------------------

 PRINCIPAL AMOUNT                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                               TERM LOANS (FUNDED) - 0.6%
          $ 3,960,000          HCA, Inc., Term Loan B, 7.45%, 11/16/13, NR (d)
                               (Cost $4,006,820)                                                                        3,668,877
                                                                                                                ------------------

                               TOTAL LONG-TERM INVESTMENTS - 142.9%
                               (Cost $829,612,245)                                                                    844,800,404
                                                                                                                ------------------

 NUMBER OF SHARES                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                               SHORT-TERM INVESTMENTS -- 1.0%
                               MONEY MARKET FUND - 1.0%
            6,185,083          Goldman Sachs Financial Prime Obligations
                               (Cost $6,185,083)                                                                   $    6,185,083
                                                                                                                ------------------

                               TOTAL INVESTMENTS -- 143.9%
                               (Cost $835,797,328)                                                                    850,985,487
                               Other assets in excess of liabilities -- 2.6%                                           15,418,211
                               Preferred Stock, at redemption value -- (-46.5% of Net Assets Applicable to
                               Common Shareholders or -32.3% of Total Investments)                                   (275,000,000)
                                                                                                                ------------------

                               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                               $ 591,403,698
                                                                                                                ==================


 LLC - Limited Liability Corp.

(a) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to 10.3% of net assets.

(c) Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $42.8 million and received as collateral readily marketable securities with an aggregate fair value of approximately $43.3 million.

(d)  Floating rate security. The rate shown is as of January 31, 2008.

(e) All or portion of these securities have been physically segregated in connection with swap agreements.

(f) Security is a "step up" bond where the coupon changes at a predetermined date. The rate shown is as of January 31, 2008.


Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*

United States                                          89.9%
Bermuda                                                 2.2%
Cayman Islands                                          1.9%
Israel                                                  1.6%
Brazil                                                  1.4%
Canada                                                  1.4%
Panama                                                  0.8%
Guernsey                                                0.6%
Liberia                                                 0.2%

*Subject to change daily.

TOTAL RETURN SWAP AGREEMENTS

                                                                                         NOTIONAL
                                                                            ERMINATION     AMOUNT          PAYING        UNREALIZED
COUNTERPARTY          UNDERLYING TERM LOANS                                       DATE      (000)     FLOATING RATE    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.  CVC Holdings, Inc., US LIBOR+1.75%, due 11/11/14      07/01/2008    $ 3,685            3.70%    $   (241,726)
JPMorgan Chase & Co.  Celanese Holdings LLC, US LIBOR+1.75%, due 04/06/11   07/01/2008      3,726            3.70%        (245,602)
JPMorgan Chase & Co.  Community Health Systems, Inc., US LIBOR+2.25%,       07/01/2008      3,566            3.70%        (282,676)
                       due 07/25/14
JPMorgan Chase & Co.  General Motors Corp., US LIBOR+2.75%, due 11/29/13    07/01/2008      3,632            3.70%        (317,809)
JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR+3.50%, due 10/10/14  07/01/2008      5,157(a)                      (293,447)
JPMorgan Chase & Co.  Hertz Corp., US LIBOR+1.75%, due 12/21/12             07/01/2008      3,838            3.70%        (153,427)
JPMorgan Chase & Co.  Idearc, Inc., US LIBOR+2.00%, due 11/17/14            07/01/2008      3,675            3.70%        (293,466)
JPMorgan Chase & Co.  Windstream Corp., US LIBOR+1.50%, due 07/17/13        07/01/2008      4,326            3.70%        (144,636)
                                                                                                                      -------------
                                                                                                                      $ (1,972,789)
                                                                                                                      =============

For each swap noted, the Fund pays a floating rate and receives a floating rate.

(a) Not settled as of January 31, 2008.


CREDIT DEFAULT SWAP AGREEMENT
                                                                                  NOTIONAL
                                                                 TERMINATION        AMOUNT           PAYING              UNREALIZED
COUNTERPARTY                UNDERLYING TERM LOANS                    DATE             (000)     FLOATING RATE          DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.        AMR Corp.                             03/20/2013       $ 3,500            8.80%            $    (85,050)


                                                                                                                       -------------
                                                                                                                       $ (2,057,839)
                                                                                                                       =============


 See previously submitted notes to financial statements for the period ended October 31, 2007.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------

By:     /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008

By:     /s/ Robert White
     ---------------------------------------------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date: March 28, 2008